OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) ¥ in Millions			6 Months Ended												7 Months Ended				12 Months Ended
		Oct. 02, 2020	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	May 30, 2024 USD ($)	May 30, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	May 30, 2023 USD ($)	May 30, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	May 30, 2022 USD ($)	May 30, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Other commitment																						$ 4,100,000	¥ 30.0	$ 4,100,000	¥ 30.0
Revenue	[1]																		$ 36,672,512	$ 38,635,635	$ 24,233,463
Debt instrument covenant description																	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.
Contract terms		4 years
Other assets non current																				811,026
Cost of goods and services																			800,000	900,000
Advertising [Member]
Revenue																			$ 4,290,173	$ 5,001,695	$ 5,397,610
IOV Software [Member]
Equity method investment, ownership percentage																			100.00%
UNITED STATES | Advertising [Member]
Revenue																	$ 462,000	¥ 3.0
Increase in revenue			$ 1,630,000	¥ 11.7	$ 1,082,000	¥ 7.8	$ 2,581,000	¥ 18.3	$ 562,000	¥ 3.9	$ 2,285,000	¥ 14.1	$ 531,000	¥ 3.4	$ 510,000	¥ 3.3	$ 462,000	¥ 3.0
UNITED STATES | Related Party [Member]
Due to related parties																						$ 4,100,000	¥ 30.0	$ 4,100,000	¥ 30.0

[1]	Revenues by operating segments exclude intercompany transactions.